Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	50.00%
Decrease in actuarial assumption (as a percent)	50.00%
Present value of the DBO if discount rate was 50 basis points higher	€ 1,964	€ 1,824	€ 1,617
Present value of the DBO if discount rate was 50 basis points lower	2,196	2,062	1,825
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	203	185	154
Present value of the DBO if discount rate was 50 basis points lower	223	204	159
Germany
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	1,134	1,066	968
Present value of the DBO if discount rate was 50 basis points lower	1,260	1,195	1,090
Foreign
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	626	573	495
Present value of the DBO if discount rate was 50 basis points lower	€ 714	€ 663	€ 576